Acquisition of subsidiaries (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 23, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Percentage of Equity Directly Attributable to the Group					25.00%
Bargain purchase gain	$ 2,004,507	$ 0	$ 2,004,507	$ 0
Effect of remeasurement of equity interest in joint venture		$ 0	$ 2,100,563	$ 0
Shaanxi Zhongmao [Member]
Percentage of Equity Directly Attributable to the Group	65.98%
Consideration for equity interest	$ 516,086
Percentage of equity interest acquired	14.98%